Share-based compensation (Details) - shares	9 Months Ended
	Sep. 30, 2020	Jul. 21, 2020	Dec. 31, 2019	Nov. 13, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate number of shares of common stock to be issued				8,470,000
Common stock reserved for additional grants under the Plan			128,928
Omnibus Incentive Plan 2020 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate number of shares of common stock to be issued		14,800,000
Common stock reserved for additional grants under the Plan	13,545,464
Stock Option Plan 2017 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate number of shares of common stock to be issued				8,470,000
Common stock reserved for additional grants under the Plan	128,928
Options granted	0